Other Operating Income - Summary of Net Trading and Other Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Trading And Other Income [Line Items]
Net gains/(losses) on financial instruments designated at fair value through profit or loss	£ (33)	£ (74)	£ (68)
Net gains/(losses) on financial instruments mandatorily at fair value through profit or loss	42	84	50
Hedge ineffectiveness	18	28	8
Net profit on sale of financial assets at fair value through other comprehensive income	0	0	6
Income from operating lease assets	118	129	136
Other	68	43	135
Other operating income (expense)	213	210	267
Exchange rate differences in the consolidated income statement on items not at fair value through profit and loss	1,215	(2,147)	215
These are principally offset by related releases from the cash flow hedge reserve	(1,231)	2,130	(357)
Deposits
Net Trading And Other Income [Line Items]
Net gains/(losses) on financial instruments designated at fair value through profit or loss	(24)	35	(18)
Debt securities
Net Trading And Other Income [Line Items]
Net gains/(losses) on financial instruments designated at fair value through profit or loss	(32)	31	0
Net gains/(losses) on financial instruments mandatorily at fair value through profit or loss	£ 5	£ 13	£ (10)